Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Schedule of prepaid expenses and other current assets
	As of December 31,
	2022	2023
	RMB	RMB
Prepaid input VAT	1,410	1,141
Others	204	485
Total	1,614	1,626